LIQUIDITY AND CAPITAL RESOURCES	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Working Capital Information [Abstract]
LIQUIDITY AND CAPITAL RESOURCES
3. LIQUIDITY AND CAPITAL RESOURCES

Cash resources as of September 30, 2015 were approximately $0.1 million, compared to approximately $7.9 million as of December 31, 2014. In addition, the Company has negative net working capital of approximately $1.7 million as of September 30, 2015 and for the nine months ended September 30, 2015, negative cash flow from operating activities of $7.8 million. The Company expects negative cash flows from operations to continue for the foreseeable future. Subsequent to September 30, 2015, the Company issued unsecured convertible promissory notes (see Note 9) in the principal amount of $2.1 million. Including the proceeds received from the convertible notes, the Company believes that it has sufficient capital to fund its operations through December 2015 for the current plan of expenditure on continuing development of the Company’s current product candidates. Further, beyond funding our basic corporate activities, the Company requires substantial additional funds to support our continued research and development activities, and the anticipated costs of preclinical studies and clinical trials, regulatory approvals and eventual commercialization. The Company’s continued operations will depend on its ability to raise additional funds through various potential sources, such as equity and debt financing, or to license its product candidates to another pharmaceutical or biotechnology company. The Company cannot assure that it will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs. If the Company fails to obtain the necessary additional capital when needed, the Company may be required to delay, reduce the scope of, or eliminate one or more of the Company’s research or development programs. In addition, the Company could be forced to discontinue product development, reduce or forego attractive business opportunities and even cease operations altogether.

The success of the Company depends on its ability to develop new products to the point of regulatory approval and subsequent revenue generation and, accordingly, to raise enough capital to finance these developmental efforts. Management plans to raise additional capital either by selling shares of the Company’s stock or other securities, issuing debt or by licensing one or more of the Company’s products to finance the continued operating and capital requirements of the Company. Amounts raised will be used to further develop the Company’s product candidates, acquire rights to additional product candidates and for other working capital purposes. While the Company will extend its best efforts to raise additional capital to fund all management can provide no assurances that the Company will be successful in raising sufficient funds.

In addition, to the extent that the Company raises additional funds by issuing shares of its common stock or other securities convertible or exchangeable for shares of common stock, stockholders will experience dilution, which may be significant. In the event the Company raises additional capital through debt financings, the Company may incur significant interest expense and become subject to covenants in the related transaction documentation that may affect the manner in which the Company conducts its business. To the extent that the Company raises additional funds through collaboration and licensing arrangements, it may be necessary to relinquish some rights to its technologies or product candidates, or grant licenses on terms that may not be favorable to the Company. Any or all of the foregoing may have a material adverse effect on the Company’s business and financial performance. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The financial statements do not include any adjustments that might result from the inability of the Company to continue as a going concern.

2. LIQUIDITY AND CAPITAL RESOURCES

Cash resources as of December 31, 2014 were approximately $7.9 million, compared to approximately $26.8 million as of December 31, 2013. Based on its resources at December 31, 2014, and the current plan of expenditure for continuing the development of the Company’s current product candidates, the Company believes that it has sufficient capital to fund its operations into the third quarter of 2015. However, the Company will need substantial additional financing in order to fund its operations beyond such period and thereafter until it can achieve profitability from operations, if ever. The Company depends on its ability to raise additional funds through various potential sources, such as equity and debt financing, or from a transaction in which it would license rights to its product candidates to another pharmaceutical company. The Company will continue to fund operations from cash on hand and through sources of capital similar to those previously described. The Company cannot assure that it will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs.

The long-term success of the Company depends on its ability to develop new products to the point of regulatory approval and subsequent revenue generation and, accordingly, to raise enough capital to finance these developmental efforts. Management plans to raise additional capital either by selling shares of its stock or other securities, issuing additional indebtedness or by licensing the rights to one or more of its product candidates to finance the continued operating and capital requirements of the Company. Amounts raised will be used to further develop the Company’s product candidates, acquire rights to additional product candidates and for other working capital purposes. While the Company will extend its best efforts to raise additional capital to fund all operations through the third quarter of 2015 and beyond, management can provide no assurances that the Company will be successful in raising sufficient funds.

In addition, to the extent that the Company raises additional funds by issuing shares of its common stock or other securities convertible or exchangeable for shares of common stock, stockholders will experience dilution, which may be significant. In the event the Company raises additional capital through debt financings, the Company may incur significant interest expense and become subject to covenants in the related transaction documentation that may affect the manner in which the Company conducts its business. To the extent that the Company raises additional funds through collaboration and licensing arrangements, it may be necessary to relinquish some rights to its technologies or product candidates, or grant licenses on terms that may not be favorable to the Company. Any or all of the foregoing may have a material adverse effect on the Company’s business and financial performance.

These factors raise substantial doubt about the Company's ability to continue as a going concern. The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The financial statements do not include any adjustments that might result from the inability of the Company to continue as a going concern.